Note 8 - Goodwill and Other Intangible Assets - Summary of Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total finite-lived intangible assets	$ 301
Core Deposits [Member]
Core deposit intangible	412	$ 521
Accumulated amortization	(111)	(109)
Total finite-lived intangible assets	$ 301	$ 412